Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Interest income	$ 1,144	$ 1,548	$ 2,197
Changes in marketable securities, net	(914)	(621)	(244)
Exchange rate differences, net	2,308	(1,031)	(748)
Bank charges	(74)	(48)	(171)
Financial income, net	$ 2,464	$ (152)	$ 1,034